AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.7%
	AEROSPACE/DEFENSE — 1.4%
12,316	Boeing Co.*,1	$2,479,457
31,681	Raytheon Technologies Corp.[1]	2,726,467

		5,205,924
	AGRICULTURE — 0.4%
17,055	Altria Group, Inc.[1]	808,236
7,028	Philip Morris International, Inc.[1]	667,660

		1,475,896
	AUTO MANUFACTURERS — 0.1%
308	Tesla, Inc.*,1	325,488

	BANKS — 0.7%
12,395	Bank of America Corp.[1]	551,453
3,456	Citigroup, Inc.[1]	208,708
1,182	Goldman Sachs Group, Inc.[1]	452,174
4,998	JPMorgan Chase & Co.[1]	791,433
2,405	Morgan Stanley[1]	236,075
6,869	Wells Fargo & Co.[1]	329,575

		2,569,418
	BEVERAGES — 0.6%
18,627	Coca-Cola Co.[1]	1,102,905
6,555	PepsiCo, Inc.[1]	1,138,669

		2,241,574
	BIOTECHNOLOGY — 0.2%
2,338	Illumina, Inc.*,1	889,469

	CHEMICALS — 0.5%
620	Air Products and Chemicals, Inc.[1]	188,641
724	Albemarle Corp.[1]	169,249
2,060	Dow, Inc.[1]	116,843
3,262	DuPont de Nemours, Inc.[1]	263,504
752	Ecolab, Inc.[1]	176,412
1,543	Linde PLC[1,2]	534,542
1,406	PPG Industries, Inc.[1]	242,451
729	Sherwin-Williams Co.[1]	256,725

		1,948,367
	COMMERCIAL SERVICES — 5.9%
21,974	Automatic Data Processing, Inc.[1]	5,418,349
17,508	Block, Inc.*,1	2,827,717
61,090	PayPal Holdings, Inc.*,1	11,520,352

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES (Continued)
5,063	S&P Global, Inc.[1]	$2,389,382

		22,155,800
	COMPUTERS — 10.4%
34,653	Accenture PLC[1,2]	14,365,401
36,232	Apple, Inc.[1]	6,433,716
57,294	Cognizant Technology Solutions Corp. - Class A1	5,083,124
10,704	Crowdstrike Holdings, Inc. - Class A*,1	2,191,644
13,354	Fortinet, Inc.*,1	4,799,428
46,603	International Business Machines Corp.[1]	6,228,957

		39,102,270
	COSMETICS/PERSONAL CARE — 0.9%
8,390	Colgate-Palmolive Co.[1]	716,003
2,322	Estee Lauder Cos., Inc. - Class A1	859,604
11,518	Procter & Gamble Co.[1]	1,884,114

		3,459,721
	DIVERSIFIED FINANCIAL SERVICES — 9.7%
5,903	Charles Schwab Corp.[1]	496,442
16,462	Coinbase Global, Inc. - Class A*,1	4,154,515
44,522	Mastercard, Inc. - Class A1	15,997,645
72,366	Visa, Inc. - Class A1	15,682,436

		36,331,038
	ELECTRIC — 0.0%
37	Duke Energy Corp.[1]	3,881
109	NextEra Energy, Inc.[1]	10,176
120	Southern Co.[1]	8,230

		22,287
	ELECTRONICS — 1.0%
4,871	Agilent Technologies, Inc.[1]	777,655
14,505	Honeywell International, Inc.[1]	3,024,438

		3,802,093
	FOOD — 0.1%
6,633	Mondelez International, Inc. [1]	439,834

	HEALTHCARE-PRODUCTS — 3.9%
15,620	Abbott Laboratories[1]	2,198,359
1,371	Align Technology, Inc.*,1	900,994
8,776	Baxter International, Inc.[1]	753,332
11,681	Boston Scientific Corp.*,1	496,209
5,926	Danaher Corp.[1]	1,949,713

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
5,497	Edwards Lifesciences Corp.*,1	$712,136
1,479	IDEXX Laboratories, Inc.*,1	973,862
2,899	Intuitive Surgical, Inc.*,1	1,041,611
11,861	Medtronic PLC[1,2]	1,227,020
2,368	ResMed, Inc.[1]	616,817
2,927	Stryker Corp.[1]	782,738
3,466	Thermo Fisher Scientific, Inc.[1]	2,312,654
3,669	Zimmer Biomet Holdings, Inc.[1]	466,110

		14,431,555
	HEALTHCARE-SERVICES — 1.9%
2,039	Anthem, Inc.[1]	945,158
9,379	Centene Corp.*,1	772,830
2,032	HCA Healthcare, Inc.[1]	522,061
2,016	Humana, Inc.[1]	935,142
7,894	UnitedHealth Group, Inc.[1]	3,963,893

		7,139,084
	HOUSEHOLD PRODUCTS/WARES — 0.1%
3,181	Kimberly-Clark Corp.[1]	454,628

	INSURANCE — 3.0%
37,430	Berkshire Hathaway, Inc.*,1	11,191,570

	INTERNET — 19.2%
17,498	Airbnb, Inc. - Class A*,1	2,913,242
4,944	Alphabet, Inc. - Class A*,1	14,322,966
152	Amazon.com, Inc.*,1	506,820
67,319	eBay, Inc.[1]	4,476,713
27,763	Match Group, Inc.*,1	3,671,657
1,935	MercadoLibre, Inc.*,1	2,609,154
43,220	Meta Platforms, Inc.*,1	14,537,047
21,397	Netflix, Inc.*,1	12,890,409
10,618	Palo Alto Networks, Inc.*,1	5,911,678
57,217	Snap, Inc. - Class A*,1	2,690,915
86,983	Twitter, Inc.*,1	3,759,405
91,113	Uber Technologies, Inc.*,1	3,820,368

		72,110,374
	MACHINERY-CONSTRUCTION & MINING — 1.3%
24,113	Caterpillar, Inc.[1]	4,985,121

	MEDIA — 0.1%
1,089	Altice USA, Inc. - Class A*,1	17,620
11	Cable One, Inc.[1]	19,398

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEDIA (Continued)
138	Charter Communications, Inc. - Class A*,1	$89,972
928	Liberty Global PLC*,1,2	26,068
462	Liberty Global PLC - Class A*,1,2	12,816
1,405	Walt Disney Co.*,1	217,620

		383,494
	MINING — 0.1%
4,363	Freeport-McMoRan, Inc.[1]	182,068
2,236	Newmont Corp.[1]	138,677

		320,745
	MISCELLANEOUS MANUFACTURING — 1.2%
25,495	3M Co.[1]	4,528,677

	OIL & GAS — 0.2%
1,455	Chevron Corp.[1]	170,744
966	ConocoPhillips[1]	69,726
358	EOG Resources, Inc.[1]	31,801
3,182	Exxon Mobil Corp.[1]	194,707
944	Marathon Petroleum Corp.[1]	60,407
1,506	Occidental Petroleum Corp.[1]	43,659
179	Pioneer Natural Resources Co.[1]	32,556

		603,600
	OIL & GAS SERVICES — 0.0%
1,080	Schlumberger N.V.[1,2]	32,346

	PHARMACEUTICALS — 1.5%
3,012	AbbVie, Inc.[1]	407,825
2,534	Becton, Dickinson and Co.[1]	637,250
2,793	Cigna Corp.[1]	641,357
11,634	CVS Health Corp.[1]	1,200,163
751	Dexcom, Inc.*,1	403,249
2,834	Eli Lilly & Co.[1]	782,808
4,485	Johnson & Johnson[1]	767,249
4,307	Merck & Co., Inc.[1]	330,089
9,544	Pfizer, Inc.[1]	563,573

		5,733,563
	PIPELINES — 0.0%
3,468	Kinder Morgan, Inc.[1]	55,003
1,860	Williams Cos., Inc.[1]	48,434
		103,437

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL — 0.4%
817	Home Depot, Inc.[1]	$339,063
6,743	Walmart, Inc.[1]	975,645

		1,314,708
	SEMICONDUCTORS — 1.7%
5,870	Advanced Micro Devices, Inc.*,1	844,693
2,595	Analog Devices, Inc.[1]	456,123
4,152	Applied Materials, Inc.[1]	653,359
1,517	Broadcom, Inc.[1]	1,009,427
8,894	Intel Corp.[1]	458,041
5,359	NVIDIA Corp.[1]	1,576,135
5,458	QUALCOMM, Inc.[1]	998,104
2,127	Texas Instruments, Inc.[1]	400,876

		6,396,758
	SOFTWARE — 31.0%
40,433	Activision Blizzard, Inc.[1]	2,690,008
20,930	Adobe, Inc.*,1	11,868,566
12,424	Atlassian Corp. PLC - Class A*,1,2	4,737,147
11,427	Autodesk, Inc.*,1	3,213,158
28,663	Cadence Design Systems, Inc.*,1	5,341,350
20,157	DocuSign, Inc.*,1	3,070,113
32,120	Fidelity National Information Services, Inc.[1]	3,505,898
13,067	Intuit, Inc.[1]	8,404,956
42,413	Microsoft Corp.[1]	14,264,340
82,443	Oracle Corp.[1]	7,189,854
178,996	Palantir Technologies, Inc. - Class A*,1	3,259,517
10,115	Roper Technologies, Inc.[1]	4,975,164
47,341	salesforce.com, Inc.*,1	12,030,768
9,572	ServiceNow, Inc.*,1	6,213,281
14,081	Snowflake, Inc. *,1	4,769,939
15,624	Synopsys, Inc.*,1	5,757,444
18,198	Twilio, Inc. - Class A*,1	4,792,261
2,361	Veeva Systems, Inc. - Class A*,1	603,188
19,780	Workday, Inc. - Class A*,1	5,403,500
21,779	Zoom Video Communications, Inc. - Class A*,1	4,005,376

		116,095,828
	TELECOMMUNICATIONS — 0.4%
8,289	AT&T, Inc.[1]	203,909
9,736	Cisco Systems, Inc.[1]	616,970
619	Frontier Communications Parent, Inc.*,1	18,254
2,334	Lumen Technologies, Inc.[1]	29,292
1,606	T-Mobile US, Inc.*,1	186,264

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
4,809	Verizon Communications, Inc.[1]	$249,876

		1,304,565
	TRANSPORTATION — 1.8%
13,706	Union Pacific Corp.[1]	3,452,953
15,310	United Parcel Service, Inc. - Class B1	3,281,545
		6,734,498
	TOTAL COMMON STOCKS
	(Cost $337,609,688)	373,833,730

Principal Amount
	SHORT-TERM INVESTMENTS — 0.1%
$492,552	UMB Bank Demand Deposit, 0.01%	492,552
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $492,552)	492,552

	TOTAL INVESTMENTS — 99.8%
	(Cost $338,102,240)	374,326,282

	Other Assets in Excess of Liabilities — 0.2%	786,565

	TOTAL NET ASSETS — 100.0%	$375,112,847

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of this security is segregated as collateral for swap agreement. As of December 31, 2021, the aggregate value of those securities was $340,613,747, representing 90.8% of net assets.

[2]	Foreign security denominated in U.S. Dollars.

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	1/3/22	$380,363,580	$9,630	$(14,862,470)
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month LIBOR + 0.50%	Basket Return	Monthly	1/3/22	316,697,922	19,739	16,608,510
TOTAL EQUITY SWAP CONTRACTS								$1,746,040

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index and the S&P 500 Total Return Index and exposure to each index was 264.58% and (264.58)%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
52,365	Mastercard, Inc. - Class A	$18,815,792	5.94%
85,100	Visa, Inc. - Class A	18,442,021	5.82%
50,825	Meta Platforms, Inc.	17,094,989	5.40%
40,750	Accenture PLC	16,892,913	5.33%
5,810	Alphabet, Inc. - Class A	16,831,802	5.31%
49,880	Microsoft Corp.	16,775,642	5.30%
25,170	Netflix, Inc.	15,163,415	4.79%
55,670	salesforce.com, Inc.	14,147,417	4.47%
24,620	Adobe, Inc.	13,961,017	4.41%
71,850	PayPal Holdings, Inc.	13,549,473	4.28%
44,010	Berkshire Hathaway, Inc.	13,158,990	4.16%
15,365	Intuit, Inc.	9,883,075	3.12%
96,950	Oracle Corp.	8,455,010	2.67%
42,610	Apple, Inc.	7,566,258	2.39%
54,805	International Business Machines Corp.	7,325,236	2.31%
11,265	ServiceNow, Inc.	7,312,224	2.31%
25,850	Automatic Data Processing, Inc.	6,374,093	2.01%
16,560	Snowflake, Inc.	5,609,700	1.77%
9,290	UnitedHealth Group, Inc.	4,664,881	1.47%
107,155	Uber Technologies, Inc.	4,493,009	1.42%
37,770	Fidelity National Information Services, Inc.	4,122,596	1.30%
16,115	Union Pacific Corp.	4,059,852	1.28%
18,000	United Parcel Service, Inc. - Class B	3,858,120	1.22%
13,445	Autodesk, Inc.	3,780,600	1.19%
17,060	Honeywell International, Inc.	3,557,181	1.12%
20,580	Airbnb, Inc. - Class A	3,426,364	1.08%
37,265	Raytheon Technologies Corp.	3,207,026	1.01%
67,290	Snap, Inc. - Class A	3,164,649	1.00%
47,555	Activision Blizzard, Inc.	3,163,834	1.00%
2,280	MercadoLibre, Inc.	3,074,352	0.97%
14,485	Boeing Co.	2,916,120	0.92%
5,955	S&P Global, Inc.	2,810,343	0.89%
4,080	Thermo Fisher Scientific, Inc.	2,722,339	0.86%
18,385	Abbott Laboratories	2,587,505	0.82%
12,585	Crowdstrike Holdings, Inc. - Class A	2,576,779	0.81%
6,960	Danaher Corp.	2,289,910	0.72%
13,545	Procter & Gamble Co.	2,215,691	0.70%
6,310	NVIDIA Corp.	1,855,834	0.59%
13,955	Medtronic PLC	1,443,645	0.46%
13,685	CVS Health Corp.	1,411,745	0.45%
7,710	PepsiCo, Inc.	1,339,304	0.42%
21,910	Coca-Cola Co.	1,297,291	0.41%
3,405	Intuitive Surgical, Inc.	1,223,417	0.39%
7,935	Walmart, Inc.	1,148,115	0.36%
2,400	Anthem, Inc.	1,112,496	0.35%
5,885	JPMorgan Chase & Co.	931,890	0.29%
3,440	Stryker Corp.	919,925	0.29%
5,275	Johnson & Johnson	902,394	0.28%
6,465	Edwards Lifesciences Corp.	837,541	0.26%
8,260	Philip Morris International, Inc.	784,700	0.25%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.